Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contract With Customer Asset And Liability [Line Items]
Summary of receivables contract assets and contract liabilities from contracts with customers
The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	March 31, 2022	December 31, 2021
Accounts receivables-net of allowances	$76,746	$78,793
Deferred contract costs	15,645	15,069
Long-term deferred contract costs	21,303	22,117
Other assets (accounts receivable, non-current)	12,186	8,622
Deferred revenues	33,395	31,042
Other liabilities (deferred revenues, non-current)	1,505	1,574

The opening and closing balances of the Company’s receivables, contract assets and contract liabilities from contracts with customers are as follows (in thousands):

	December 31, 2021	December 31, 2020	December 31, 2019	January 1, 2019
Accounts receivables-Net of allowances	$78,793	$74,107	$63,613	$59,252
Deferred contract costs	15,069	11,917	10,807	6,526
Long-term deferred contract costs	22,117	14,389	12,463	9,432
Deferred revenues	31,042	26,514	25,096	22,787
Other liabilities (deferred revenues, non-current)	1,574	2,001	1,160	—

Summary of deferred revenue
A summary of the activity impacting deferred revenue balances during the three months ended March 31, 2022 and 2021, is presented below (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$32,615	$28,515
Revenue recognized 1	(89,432)	(80,963)
Additional amounts deferred 1	91,717	82,557

Balance at end of period	$34,900	$30,109

Classified as:
Current	$33,395	$28,100
Non-current	1,505	2,009

Total deferred revenue	$34,900	$30,109

1	Amounts include total revenue deferred and recognized during each respective period.

A summary of the activity impacting deferred revenue balances during the years ended December 31, 2021, 2020 and 2019, is presented below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$28,515	$26,256	$22,787
Revenue recognized 1	(334,524)	(305,812)	(283,383)
Additional amounts deferred 1	338,625	308,071	286,852

Balance at end of period	$32,616	$28,515	$26,256

Classified as:
Current	$31,042	$26,514	$25,096
Non-current	1,574	2,001	1,160

Total deferred revenue	$32,616	$28,515	$26,256

1	Amounts include total revenue deferred and recognized during each respective period.

Summary of deferred contract costs
A summary of the activity impacting the deferred contract costs during the three months ended March 31, 2022 and 2021 is presented below (in thousands):

	For the Three Months Ended March 31,
	2022	2021
Balance at beginning of period	$37,186	$26,306
Costs amortized	(4,221)	(3,705)
Additional amounts deferred	3,983	3,953

Balance at end of period	$36,948	$26,554

Classified as:
Current	$15,645	$11,876
Non-current	21,303	14,678

Total deferred contract costs	$36,948	$26,554

A summary of the activity impacting the deferred contract costs during the years ended December 31, 2021, 2020 and 2019 is presented below (in thousands):

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of period	$26,306	$23,270	$—
Adoption of ASC 606	—	—	15,958
Costs amortized	(15,384)	(12,446)	(9,375)
Additional amounts deferred	26,264	15,482	16,687

Balance at end of period	$37,186	$26,306	$23,270

Classified as:
Current	$15,069	$11,917	$10,807
Non-current	22,117	14,389	12,463

Total deferred contract costs	$37,186	$26,306	$23,270